OUTSTANDING WARRANTS (Details) - Schedule of Changes in Warrants - $ / shares		1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 21, 2014	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Changes in Warrants [Abstract]
Warrants Outstanding			22,371,795	11,049,842	10,341,982
Weighted Average Exercise Price, Warrants Outstanding			$ 0.16	$ 0.16	$ 0.17
Warrants Exercisable			14,972,175	15,616,795	11,049,842
Weighted Average Exercise Price, Warrants Exercisable			$ 0.18	$ 0.18	$ 0.16
Warrants Granted	300,000	40,000	453,380	12,256,953	707,860
Weighted Average Exercise Price, Warrants Granted			$ 0.15	$ 0.15	$ 0.10
Warrants Cancelled			(240,000)	(475,000)	0
Weighted Average Exercise Price, Cancelled				$ 0.19	$ 0
Warrants Expired				(460,000)	0
Weighted Average Exercise Price, Warrants Expired			$ 0.20	$ 0.15	$ 0
Warrants Outstanding			22,047,175	22,371,795	11,049,842
Weighted Average Exercise Price, Warrants Outstanding			$ 0.15	$ 0.16	$ 0.16